Employee Stock Ownership Plan (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Jan. 02, 2024
Employee Stock Ownership Plan [Line Items]
Ordinary shares, no par value
Ordinary Shares [Member]
Employee Stock Ownership Plan [Line Items]
Ordinary shares, no par value
2025 Equity Incentive Plan [Member] | Ordinary Shares [Member]
Employee Stock Ownership Plan [Line Items]
Number of shares may issue		2,500,000
Number of shares fully issued	2,500,000
Ordinary shares, no par value